Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 11, 2011
Document and Entity [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep 30, 2011
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	HUIXIN WASTE WATER SOLUTIONS, INC.
Entity Central Index Key	0001381807
Entity Common Stock, Shares Outstanding		19,600,305
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	S-1

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 30,174,326	$ 33,910,457
Restricted cash	870,000	2,287,203
Accounts receivable	5,385,033	655,242
Note receivable	14,087,748	0
Interest receivable	62,612	0
Inventories	1,117,370	697,518
Advances to suppliers	3,803,692	0
Other current assets	15,976	20,943
Total current assets	55,516,757	37,571,363
Property, plant and equipment and land and mining rights, net	14,860,580	15,163,899
Total assets	70,377,337	52,735,262
Current liabilities:
Accounts payable	2,272,137	704,166
Accrued expenses	741,049	1,299,042
Due to shareholders	14,841	14,070
Value added taxes payable	591,382	389,053
Other taxes payable	133,927	25,907
Income tax payable	1,736,945	1,105,912
Total current liabilities	5,490,281	3,538,150
Deferred income taxes	284,236	205,078
Total liabilities	5,774,517	3,743,228
Shareholders' equity:
Preferred stock, $0.000128 par value, 781,250 shares authorized, 444,804 shares issued and outstanding on September 30, 2011 and December 31, 2010	57	57
Common stock: $0.00018254172 par value, 39,062,500 shares authorized, 19,600,305 shares issued and outstanding on September 30, 2011 and December 31, 2010	3,578	3,578
Additional paid-in capital	24,283,222	24,283,222
Accumulated other comprehensive income	6,187,280	4,603,591
Retained earnings (the restricted portion of retained earnings is $496,396 on June 30, 2011 and December 31, 2010	34,128,683	20,101,586
Total shareholders��� equity	64,602,820	48,992,034
Total liabilities and shareholders��� equity	$ 70,377,337	$ 52,735,262

Condensed Consolidated Balance Sheets Parenthetical (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred Stock, Par value	$ 0.000128	$ 0.000128
Preferred Stock, Shares Authorized	781,250	781,250
Preferred Stock, Shares Issued	444,804	444,804
Preferred Stock, Shares Outstanding	444,804	444,804
Common Stock, Par Value	$ 0.000183	$ 0.000183
Common Stock, Shares Authorized	39,062,500	39,062,500
Common Stock, Shares Issued	19,600,305	19,600,305
Common Stock, Shares Outstanding	19,600,305	19,600,305
Restricted portion of retained earning	$ 496,396	$ 496,396

Condensed Consolidated Statements of Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net revenue	$ 19,335,053	$ 14,578,237	$ 52,761,618	$ 36,024,913
Cost of goods sold	10,759,594	7,441,198	28,364,739	18,548,682
Gross profit	8,575,459	7,137,039	24,396,879	17,476,231
Operating expenses:
Selling and marketing	568,573	474,840	1,590,600	1,133,482
General and administrative	1,184,947	760,005	3,347,284	2,120,472
Research and development	149,191	0	438,936	0
Total operating expenses	1,902,711	1,234,845	5,376,820	3,253,954
Income from operations	6,672,748	5,902,194	19,020,059	14,222,277
Other income (expenses):
Interest income	99,281	19,619	163,084	45,411
Interest expense	0	(135,347)	0	(135,347)
Total other income	99,281	(115,728)	163,084	(89,936)
Income before provision for income taxes	6,772,029	5,786,466	19,183,143	14,132,341
Provision for income taxes	1,696,209	1,448,486	4,865,974	3,535,196
Net income	5,075,820	4,337,980	14,317,169	10,597,145
Less: cumulative dividends on preferred stock	100,081	0	300,243	0
Net income attributable to common shareholders	$ 4,975,739	$ 4,337,980	$ 14,016,926	$ 10,597,145
Net income per common share - basic	$ 0.25	$ 0.24	$ 0.72	$ 0.58
Net income per common share - diluted	$ 0.23	$ 0.24	$ 0.66	$ 0.58
Weighted average number of common shares outstanding - basic	19,600,305	18,200,305	19,600,305	18,200,305
Weighted average number of common shares outstanding - diluted	21,824,325	18,200,305	21,824,325	18,200,305

Condensed Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 5,075,820	$ 4,337,980	$ 14,317,169	$ 10,597,145
Other comprehensive income -
- foreign currency translation adjustments	633,699	648,323	1,583,689	794,237
Comprehensive income	$ 5,709,519	$ 4,986,303	$ 15,900,858	$ 11,391,382

Condensed Consolidated Statements of Shareholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Due From Shareholders	Retained Earning, Appropriated	Retained Earnings, Unappropriated
Balance at Dec. 31, 2009	$ 27,841,624	$ 0	$ 3,322	$ 15,072,648	$ 3,291,703	$ (7,000)	$ 496,396	$ 8,984,555
Balance (Shares) at Dec. 31, 2009	0	0	18,200,305	0	0	0	0	0
Capital contribution	7,000	0	0	0	0	7,000	0	0
Sale of preferred stock	6,672,031	57	0	6,671,974	0	0	0	0
Sale of preferred stock (Shares)	0	444,804	0	0	0	0	0	0
Beneficial conversion feature associated with convertible Debt	500,000	0	0	500,000	0	0	0	0
Common stock issued in conversion of debt	500,000	0	128	499,872	0	0	0	0
Common stock issued in conversion of debt (Shares)	0	0	700,000	0	0	0	0	0
Common stock issued for services	1,538,856	0	128	1,538,728	0	0	0	0
Common stock issued for services (Shares)	0	0	700,000	0	0	0	0	0
Dividends paid	(653,028)	0	0	0	0	0	0	(653,028)
Net income	11,273,663	0	0	0	0	0	0	11,273,663
Other comprehensive income - foreign currency translation adjustments	1,311,888	0	0	0	1,311,888	0	0	0
Ending Balance at Dec. 31, 2010	48,992,034	57	3,578	24,283,222	4,603,591	0	496,396	19,605,190
Ending Balance (Shares) at Dec. 31, 2010	0	444,804	19,600,305	0	0	0	0	0
Dividends paid	(290,072)	0	0	0	0	0	0	(290,072)
Net income	14,317,169	0	0	0	0	0	0	14,317,169
Other comprehensive income - foreign currency translation adjustments	1,583,689	0	0	0	1,583,689	0	0	0
Ending Balance at Sep. 30, 2011	$ 64,602,820	$ 57	$ 3,578	$ 24,283,222	$ 6,187,280	$ 0	$ 496,396	$ 33,632,287
Ending Balance (Shares) at Sep. 30, 2011	0	444,804	19,600,305	0	0	0	0	0

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 14,317,169	$ 10,597,145
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	968,021	875,678
Loss on disposal of fixed assets	0	969
Amortization of discount	0	125,000
Deferred income taxes	71,515	0
Changes in operating assets and liabilities:
Accounts receivable	(4,636,449)	(515,203)
Interest receivable	(61,648)	0
Inventories	(391,538)	(204,903)
Advances to suppliers	(3,745,134)	0
Due from affiliate	0	(114,485)
Other current assets	5,333	589
Accounts payable	1,521,773	1,235,830
Accrued expenses	(580,371)	26,583
Value added taxes payable	187,026	18,559
Other taxes payable	105,545	19,455
Income tax payable	586,673	577,303
Net cash provided by operating activities	8,347,915	12,642,520
Cash flows from investing activities:
Purchase of property, equipment and improvement	(194,338)	(1,230)
Proceeds from disposal of property, equipment and improvement	0	735
Decrease in restricted cash	1,417,203	0
Addition to note receivable	(13,870,865)	0
Net cash provided by (used in) investing activities	(12,648,000)	(495)
Cash flows from financing activities:
Capital contribution	0	15,082
Proceeds received from issuance of convertible note payable	0	500,000
Due to shareholders ultimately declared as dividend	0	(537,865)
Advances from shareholders	770	0
Dividends paid to shareholder	(290,829)	0
Net cash provided by (used in) financing activities	(292,059)	(22,783)
Effect of exchange rate changes on cash and cash equivalents	856,013	497,664
Net increase in cash and cash equivalents	(3,736,131)	13,116,906
Cash and cash equivalents at the beginning of period	33,910,457	12,722,568
Cash and cash equivalents at the end of period	30,174,326	25,839,474
Supplemental disclosure of cash flow information:
Income taxes paid	4,207,463	2,957,893
Non-cash investing and financing activities:
Cash collateral paid by a major shareholder	$ 0	$ 250,000

Organization, Nature of Business and Basis of Presentation	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

(1)	Organization, Nature of Business and Basis of Presentation

Huixin Waste Water Solutions, Inc. (formerly “China Growth Corporation”) (“the Company” or “Huixin”) was incorporated in the Cayman Islands on December 7, 2006. The Company was originally organized as a “blank check” shell company to investigate and acquire a target company or business desiring to be a publicly held corporation. Wealth Environmental Protection Group, Inc. (“WEP”) was incorporated under the laws of the British Virgin Islands on June 3, 2010 to serve as an investment holding company. On December 15, 2010, the Company (i) closed a share exchange transaction pursuant to which it became the 100% parent of WEP, and (ii) assumed the operations of WEP and its subsidiaries.

The share exchange transaction has been treated as a recapitalization of WEP, with Huixin emerging as the surviving legal entity and WEP is considered as the acquirer for accounting purpose.  Prior to the recapitalization, the Huixin had essentially no assets or liabilities and issued approximately 96% of its outstanding shares to the shareholders of WEP and their designees in the recapitalization. The historical consolidated financial statements of WEP are retroactively presented as the financial statements of Huixin.   A summary of the Company subsidiaries is currently as follows:

	Domicile and
	Date of	Paid -In	Effective
Name and Location	Incorporation	Capital	Ownership	Activities

Wealth Environmental Protection Group, Inc (“WEP”)	British Virgin Islands June 3, 2010	$7,000	100% Owned	Holding Company

Wealth Environmental Technology Holding Ltd.(“Wealth Technology”) Hong Kong	Hong Kong June 18, 2010	$1,299	100% Owned	Holding Company

Jiangmen Huiyuan Environmental Protection Technology Consultancy Co. (“Jiangmen Huiyuan”) Jiangmen, Guandong Province	Peoples Republic Of China (“PRC”) July 22, 2010	$15,082	100% Owned - Wholly Foreign Owned Entity (“WFOE”)	Holding Company

Jiangmen Wealth Water Purifying Agent Co., Ltd (“Jiangmen Wealth Water”) Jiangmen, Guandong Province	PRC April 25, 2003	$4,049,060	100% Control Through Contractual Arrangements	Manufacturing of water purifying agents

Guizhou Yufeng Melt Co., Ltd. (“Guizhou Yufeng”) Guizhou Provincre	PRC March 25, 2005	$4,233,854	100% Control Through Contractual Arrangements	Manufacturer of HAC Powder using bauxite and limestone from mines controlled under mining rights agreements

Shangxi Wealth Aluminate Materials Co., Ltd Shangxi Province	PRC April 8, 2004	$6,786,056	100% Control Through Contractual Arrangements	Manufacturer of HAC Powder using bauxite and limestone from mines controlled under mining rights agreements

 On September 29, 2010, Jiangmen Huiyuan entered into a series of contractual agreements with Jiangmen Wealth Water, and its shareholders, in which Jiangmen Huiyuan effectively assumed management of the business activities of Jiangmen Wealth Water and has the right to appoint all executives and senior management and the members of the board of directors of Jiangmen Wealth Water. The contractual arrangements are comprised of a series of agreements, including an Exclusive Business Cooperation Agreement, Exclusive Option Agreement, Equity Interest Pledge Agreement and Power of Attorney, through which Jiangmen Huiyuan has the right to provide exclusive complete business support and technical and consulting service to Jiangmen Wealth Water for an annual fee in the amount of Jiangmen Wealth Water’s yearly net profits after tax. Additionally, Jiangmen Wealth Water’s shareholders have pledged their rights, titles and equity interest in Jiangmen Wealth Water as security for Jiangmen Huiyuan to collect consulting and services fees provided to Jiangmen Wealth Water through an Equity Pledge Agreement. In order to further reinforce Jiangmen Huiyuan’s rights to control and operate Jiangmen Wealth Water, the shareholders of Jiangmen Wealth Water have granted Jiangmen Huiyuan the exclusive right and option to acquire all of their equity interests in Jiangmen Wealth Water through an Exclusive Option Agreement.

Jiangmen Wealth Water owns all of the issued and outstanding capital stock of Guizhou Yufeng, and Shanxi Wealth. During the years ended December 31, 2009 and 2008, Mr. Tan and his spouse, Ms. Hong Yu Du (“Ms. Du”) directly or through an affiliated company, had controlling equity interests in Jiangmen Wealth Water, Guizhou Yufeng and Shanixi Wealth.   In August and September 2010, through a restructuring process, Jiangmen Wealth Water paid $74,705 and $463,160 to acquire 100% equity interest of Guizhou Yufeng and 62% equity interest of Shainxi Wealth, respectively. On December 27, 2010 the Company acquired the remaining 38% equity interest of Shainxi Wealth owned by Mr. Tan through declared a dividend payable of $290,072 to Mr. Tan on Jan 3, 2011.  Mr. Tan and Ms. Du collectively owned 100% of Jiangmen Wealth Water and its subsidiaries after this restructuring.

Based on Jiangmen Huiyuan’s contractual relationship with Jiangmen Wealth, the Company has determined that a variable interest entity has been created and therefore Jiangmen Wealth is considered a consolidated subsidiary of the Company. Additionally, because all of the companies are currently under common control, the series of agreements and restructurings referred to above have been accounted for as a reorganization of the entities and the financial statements have been prepared as if the reorganization had occurred retroactively.  Accordingly these financial statements present the consolidated operating results, assets and liabilities of Wealth and its subsidiaries, which are collectively referred to as the “Company”.

The Company produces and sells water purifying agents and high-performance aluminate calcium (HAC) powder, the core ingredient of its water purifying agents in China.

The accompanying condensed consolidated balance sheet as of December 31, 2010, which has been derived from the audited consolidated financial statements and the accompanying unaudited condensed consolidated financial statements, has been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations and the Company believes that the disclosures made are adequate to make the information not misleading.

In the opinion of management, these condensed consolidated financial statements reflect all adjustments which are of a normal recurring nature and which are necessary to present fairly the financial position of Huixin as of September 30, 2011 and the results of operations for the three-month and nine-month periods ended September 30, 2011 and September 30, 2010, and the cash flows for the nine-month periods ended September 30, 2011 and September 30, 2010. These condensed consolidated financial statements and related notes should be read in conjunction with the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2010. The results of operations for the three months and nine months ended September 30, 2011 are not necessarily indicative of the results which may be expected for the entire fiscal year.

Reverse Stock Split

On December 15, 2011, the Board of Directors and the stockholders of the Company approved and implemented a reverse stock split in a ratio of 1 share to 1.42610718 shares of the Company’s common stock.   The accompanying condensed consolidated financial statements and notes have been retroactively adjusted to reflect the effects of the reverse stock split.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
(2)	Summary of Significant Accounting Policies, continued

Principles of Consolidation

These condensed consolidated financial statements present the consolidated accounts of WEP and its subsidiaries, Wealth Technology, Jiangmen Huiyan, and its variable interest entities, Jiangmen Wealth Water, Guizhou Yunfeng and Shanxi Wealth, which are collectively referred to as the “Company”. This presentation is based upon the retroactive treatment of series of agreements and restructurings of companies under common control as described in Note (1).

All inter-company transactions and balances have been eliminated in preparation of the condensed consolidated financial statements.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s condensed consolidated financial statements include collectibility of accounts receivable, useful lives and impairment of property and equipment, mineral reserves available for mining production, total expected use of mineral reserves and value and realizability of intangible assets.  Actual results could differ from those estimates.

Segments

For the three months and nine months ended September 30, 2011 and 2010, the Company’s operations have been broken down into segment based on production facility, in the manner that management reviews operations on a regular basis. All our operations revolve around the production of water purification agents made to similar specifications. All of the Company’s segments have similar assets, customers and distribution methods, and their economic characteristics are similar with regard to their gross margin percentages.

Currency Reporting

The Company’s operations in the PRC use the local currency, Renminbi (“RMB”), as their functional currency, whereas amounts reported in the accompanying condensed consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the condensed consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates as of September 30, 2011 and December 31, 2010 and the condensed consolidated statements of income have been translated into U.S. dollars at the weighted average rates during the periods the transactions were recognized.

The resulting translation gain adjustments are recorded as other comprehensive income in the condensed consolidated statements of comprehensive income and as a separate component of equity in the condensed consolidated balance sheets.

Revenue Recognition

The Company’s main source of revenue is generated from sales of water purifying agents and high-performance calcium aluminates powder. The Company recognizes revenue when there is persuasive evidence of a sales arrangement, delivery and acceptance by the customer has occurred, the sales price is fixed or determinable, and collection is probable. Under the Company’s typical sales terms for both water purifying agents and HAC powder, the Company recognizes revenue when product is shipped from its production facilities because shipments are made FOB shipping point with the customer bearing all shipping costs and title and risk of loss transferring to the customer upon shipment. Sales terms for water purifying agents and HAC powder do not include customer acceptance provisions, the right of return (unless the product is proven to be defective) or other post-delivery obligations. The Company has not experienced any significant returns associated with defective product.

Value added taxes represent amounts collected on behalf of specific government agencies that require remittance of tax by specified dates. Value added taxes are collected at the time of sales and are detailed on invoices provided to customers. The Company accounts for value added taxes on a net basis. The Company recorded and paid sales related taxes based on a percentage of the value added taxes and reported the revenue net of the sales related taxes.

Major Customers

During the three months and nine months ended September 30, 2011 and 2010, there was no customer accounted for 10% or more of our net revenue.

Major Suppliers

During the three months and nine months ended September 30, 2011 and 2010, certain suppliers accounted for more than 10% of the Company’s total net purchases as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Supplier 1	12%	*	11%	*
Supplier 2	17%	18%	17%	19%
Supplier 3	12%	15%	12%	16%

* Below 10%

Value-Added Tax (“VAT”)

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value-added tax in accordance with the PRC laws. The value-added tax standard rate for sales made by the Company is 17% of the gross sales price and the Company records its revenue net of VAT. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on the sales of the finished products. When the Company purchases raw materials, the VAT incurred by the Company, and subject to credit, generally varies from 6% to 17% depending on the type of materials or services purchased. There is a significant difference in the VAT that the Company incurs on purchases and the amount the Company bills to customers for sales of HAC powder and water purifying agents due to the fact that the Company converts raw materials from their mined state to finished product and is responsible for the substantial portion of increased value in its products.

Value-Added Tax (“VAT”), continued

Following is an analysis of VAT billed to the Company on purchases, VAT billed by the Company on sales and VAT remitted to PRC during the nine months ended September 30, 2011 and 2010, with information related to the liability for uncollected or unremitted VAT at September 30, 2011 and 2010:

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2011	September 30, 2010

VAT billed to customers for sales during the period	$10,322,305	$7,015,153
Less: VAT billed to the Company for purchases during the period	4,089,441	2,546,242

Net VAT on transactions took place during the period	6,232,864	4,468,911
Amount remitted to the PRC	(6,030,535)	(4,443,022)
VAT payable at beginning of period	389,053	335,787

VAT payable at period end	$591,382	$361,676

	As of	As of
	September 30,	September 30,
	2011	2010

Liabilities for taxes collected but not remitted	$-	$153,728
Liabilities for taxes billed to customers but not collected
from the customers or remitted to PRC	591,382	207,948

VAT payable at period end	$591,382	$361,676

New Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-6, Improving Disclosures About Fair Value Measurements, that amends existing disclosure requirements under ASC 820 by adding required disclosures about items transferring into and out of levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation. This ASU is effective for the first quarter of 2010, except for the requirement to provide level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which is effective beginning the first quarter of 2011. The adoption of this pronouncement does not have a material impact on the Company’s consolidated results of operations or financial condition.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income. Under the amendments in this update, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this update should be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently assessing the effect that the adoption of this pronouncement will have on its financial statements.

Note Receivable	9 Months Ended
Sep. 30, 2011
Note Receivable [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(3)	Note Receivable

On August 29, 2011, the Company entered into a secured note receivable agreement with a non-related party in the amount of $14,087,748 (RMB90,000,000).  The note carries an annual interest rate of 9%.  This note expires on November 28, 2011 and is secured by the debtor’s land use right, certain tangible assets and all the business operation rights.

Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
(4)	Earnings Per Share

Basic net earnings per share is computed using the weighted-average number of common shares outstanding. The dilutive effect of potential common shares outstanding is included in diluted net earnings per share. The computations of basic net earnings per share and diluted net earnings per share for three months and nine months ended September 30, 2011 and 2010 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Net income attributable to common shareholders - Basic	$4,975,739	$4,337,980	$14,016,926	$10,597,145

Add: cumulative dividends attributable to
6% convertible preferred stock	100,081	-	300,243	-

Net income attributable to
common shareholders - Diluted	$5,075,820	$4,337,980	$14,317,169	$10,597,145

Weighted average number of common shares
outstanding - Basic	19,600,305	18,200,305	19,600,305	18,200,305

Dilutive effect of preferred stock conversion	2,224,020	-	2,224,020	-

Weighted average number of common shares
outstanding - Diluted	21,824,325	18,200,305	21,824,325	18,200,305

Earnings per share:
Basic	$0.25	$0.24	$0.72	$0.58

Diluted	$0.23	$0.24	$0.66	$0.58

Contractul Agreements	9 Months Ended
Sep. 30, 2011
Contractul Agreements [Abstract]
Contractul Agreements [Text Block]
(5)	Contractual Agreements

On September 29, 2010, WEP, through its wholly owned subsidiary, Jiangmen Huiyuan entered into the following agreements with Jiangmen Wealth Water and the shareholders of Jiangmen Wealth Water and such agreements are summarized as follows:

Exclusive Business Cooperation Agreement

Under the terms of the Exclusive Business Cooperation Agreement (“Cooperation Agreement”), Jiangmen Huiyuan has the exclusive rights to provide to Jiangmen Wealth Water complete technical support, technical and consulting services related to Jiangmen Wealth Water’s principal business.  Jiangmen Wealth Water cannot assign its rights under such agreement to another third party without Jiangmen Huiyuan’s consent. However Jiangmen Huiyuan must provide a written notification to Jiangmen Wealth Water of its intent to assign the agreement to a third party but does not need the consent of Jiangmen Wealth Water for such assignment.  Jiangmen Wealth Water agreed to pay an annual service fee to Jiangmen Huiyuan equal to 100% of the annual net income of Jiangmen Wealth Water. This agreement has a ten-year term, subject to renewal or early termination at the option of Jiangmen Huiyuan.

Equity Pledge Agreements

Under the Equity Pledge Agreements entered into among Jiangmen Huiyuan, Jiangmen Wealth Water and the shareholders of Jiangmen Wealth Water, the two shareholders of Jiangmen Wealth Water pledged their equity interests in Jiangmen Wealth Water to guarantee Jiangmen Wealth Water’s performance of its obligations under the Exclusive Business Cooperation Agreement and pay the consulting and service fees when they become due.  If Jiangmen Wealth Water or any of its shareholders breaches his/her respective contractual obligations under the agreement, or upon the occurrence of an event of default, Jiangmen Huiyuan is entitled to certain rights, including the rights to dispose of the pledged equity interests.  In addition, the shareholders of Jiangmen Wealth Water agreed not to dispose of the pledged equity interests or take any actions that would prejudice Jiangmen Huiyuan’s interest. Each of the Equity Pledge Agreements is valid until all the service fee payments due under the Exclusive Business Cooperation Agreement have been fulfilled. Since the Exclusive Business Cooperation Agreement may be renewed at Jiangmen Huiyuan’s option, the equity pledge will remain in effect in the case when the Exclusive Business Cooperation Agreement is being renewed, and until all payments due under the Exclusive Business Cooperation are paid in full by Jiangmen Wealth Water.

Exclusive Option Agreements

Under the two Exclusive Option Agreements among Jiangmen Huiyuan, Jiangmen Wealth Water and the shareholders of Jiangmen Wealth Water, prior to any sale of equity interest of Jiangmen Wealth Water to Jiangmen Huiyuan, the shareholder of Jiangmen Wealth Water agreed to grant exclusive rights to Jiangmen Huiyuan to purchase the equity interests from the shareholders of Jiangmen Wealth Water at a price equal to the registered capital of the proportion of equity interest being purchased to the extent which is permitted by the relevant laws and regulations of the PRC.

Irrevocable Power of Attorney

Under the Irrevocable Power of Attorney, each of the shareholders of Jiangmen Wealth Water granted to Jiangmen Huiyuan the power to exercise all voting rights of such shareholdings in shareholders’ meetings, including, but not limited to, the power to determine the sale or transfer of all or part of such shareholder’s equity interest in, and appoint and elect the directors, the legal representative, chief executive officer and other senior management of Jiangmen Wealth Water. Upon the execution of this Power of Attorney, all the rights of shareholdings in Jiangmen Wealth Water have been assigned to Jiangmen Huiyuan.

Subscription Agreement

Pursuant to the Subscription Agreement, the Company is obligated to file a registration statement with the SEC covering the resale of the ordinary shares underlying the Preference Shares and the Warrants (the “Registrable Securities”) no later than thirty (30) days following the closing date. In the event that the registration statement is not timely filed, the Company is obligated to pay to each investor liquidated damages equal to 1% of each investor’s investment per month pursuant to the Subscription Agreement. In addition, the Company must use its best efforts to cause the registration statement to be declared effective under the Securities Act as promptly as possible, but in no event later than 180 days following the Closing Date (the “Effective Date”). If the registration statement is not declared effective by the SEC on or prior to the Effective Date, then the Company is obligated to pay to each investor liquidated damages equal to 1% of such investor’s investment.

The maximum aggregate liquidated damages payable to each Subscriber under this Agreement is seven percent (7%) of the purchase price paid by such Subscriber pursuant to this Agreement. However, such liquidated damages payable in the event that the Registration Statement is not declared effective by the Effective Date will be waived, provided that (1) the Company has responded to all SEC comments on the Registration Statement and its amendments within twenty (20) business days of their respective receipt, which shall be extended to thirty (30) business days if the SEC response cannot be submitted because the Company is required to provide updated financial statements pursuant to Regulation S-X; and (2) if the Company is current with the filing of all periodic reports under the Exchange Act. Based on the terms of the registration payment arrangement, the Company could become subject to cash damages of up to 7% of the $6,672,031we raised under the Subscription Agreement or $467,042.

The securities shall only be treated as Registrable Securities if and only for so long as they (i) have not been sold (A) pursuant to a registration statement; (B) to or through a broker, dealer or underwriter in a public distribution or a public securities transaction; and/or (C) in a transaction exempt from the registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”) under Section 4(1) thereof so that all transfer restrictions and restrictive legends with respect thereto, if any, are removed upon the consummation of such sale; (ii) are not held by a holder or a permitted transferee; and (iii) are not eligible for sale pursuant to Rule 144 (or any successor thereto) under the Securities Act.

In connection with filing the registration statement, if the SEC limits the amount of Registrable Securities to be registered for resale pursuant to Rule 415 under the Securities Act, then the Company shall be entitled to exclude such disallowed Registrable Securities (the “Cut Back Shares”) on a pro rata basis among the holders thereof with a first priority given to the shares underlying the Warrants.  The Company shall prepare, and, as soon as practicable but in no event later than the six months from the date the registration statement was declared effective, file with the SEC an additional registration statement (“Additional Registration Statement”) on Form S-1 covering the resale of all of the disallowed Registrable Securities not previously registered on an Additional Registration Statement hereunder.  The Company shall use its best efforts to have each Additional Registration Statement declared effective by the SEC as soon as practicable.  No liquidated damages will accrue on or as to any Cut Back Shares, and the required Filing Date for such additional Registration Statement including the Cutback Shares will be tolled, until such time as the Company is able to effect the registration of the Cut Back Shares in accordance with any SEC comments.  The Company filed the Form S-1 in October 2011 and is currently under the SEC review process.

Make Good Escrow Agreement

In connection with the Private Placement, the Company entered into a Make Good Escrow Agreement (the “Make Good Escrow Agreement”) with Star Prince, and Access America Investments, LLC as representative of the investors, pursuant to which Star Prince delivered into an escrow account share certificates evidencing 4,500,000 ordinary shares held by it (after giving effect to the Reverse Split), to be held in favor of the investors in order to secure certain make good obligations. Under the Make Good Escrow Agreement, the Company established minimum after tax net income thresholds (as determined in accordance with GAAP and excluding any non-cash expenses and one-time expenses related to the reverse acquisition of WEP and the private placement transaction) of $13.2 million for fiscal year 2010 and $18.09 million for fiscal year 2011 and minimum earnings per share thresholds (calculated on a fully diluted basis and including adjustment for any stock splits, stock combinations, stock dividends or similar transactions, and for shares issued in one public offering or pursuant to the exercise of any warrants, options, or other securities issued during or prior to the calculation period) of $0.58 for fiscal year 2010 and $0.66 for fiscal year 2011. If our after tax net income or earnings per share for either fiscal year 2010 or fiscal year 2011 is less than 90% of the applicable performance threshold, then the performance threshold will be deemed not to have been achieved, and the investors will be entitled to receive ordinary shares based upon a pre-defined formula agreed to between the parties. The parties agreed that, for purposes of determining whether or not any of the performance thresholds are met, the release of any of the escrowed shares and any related expense recorded under U.S. GAAP shall not be deemed to be an expense, charge, or any other deduction from revenues even if U.S. GAAP requires contrary treatment or the annual report for the respective fiscal years filed with the SEC by the Company may report otherwise. At September 30, 2011, none was due to investors under the Make Good Escrow Agreement.

Holdback Escrow Agreement

In connection with the Private Placement, the Company entered into a holdback escrow agreement (the “Holdback Escrow Agreement”), with Anslow & Jaclin, LLP, the escrow agent, and Access America Investments, LLC (“AAI”), as representative of the investors, pursuant to which $2,167,203 was deposited with the escrow agent to be distributed upon the satisfaction of certain covenants set forth in the Subscription Agreement. Pursuant to the Holdback Escrow Agreement, the $1,500,000 will be released to the Company upon the hiring of a chief financial officer (“CFO”) on terms acceptable to Access America Investments, LLC and $667,203 will be released to us upon appointment of the required independent directors to our board of directors. On March 1, 2011, the Company appointed the required independent directors to its board of directors and $667,203 fund held in escrow was released to the Company.   In June 2011, the Company hired a qualified CFO.  Per the Company’s negotiation with AAI in June 2011, $750,000 was released as a result of hiring a CFO and the remaining $750,000 will be released based on the negotiation results in September 2011.  The Company is still in negotiation with AAI about the release of the remaining funds held in escrow.

Investor Relations Escrow Agreement

The Company entered into an investor relations escrow agreement with Anslow & Jaclin, LLP, the escrow agent, and Access America Investments, LLC, as representative of the investors, pursuant to which $120,000 was deposited with the escrow agent to be distributed in incremental amounts to pay our investor relations firm, the choice of which is subject to the approval of Access America Investments, LLC, which approval cannot be unreasonably withheld.  These funds remain in escrow at September 30, 2011.

Lockup Agreements

In connection with the Private Placement, we also entered into lockup agreements, or the Lockup Agreement, with WEP shareholders, pursuant to which each of WEP Shareholder agreed not to transfer any of the Company’s capital stock held directly or indirectly by them for an eighteen-month period following the closing of the Private Placement, unless it is approved otherwise by Access America Investments, LLC.

Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6)	Inventories

A summary of inventories is as follows:

	September 30, 2011	December 31, 2010

Raw Materials	$822,043	$469,793
Work in progress	46,461	39,991
Finished goods	248,866	187,734

	$1,117,370	$697,518

Inventories are stated at the lower of cost or market. The weighted average cost method is used to account for the Company inventories.

Property, Plant and Equipment and Land Mining Rights	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(7)	Property, Plant and Equipment and Land and Mining Rights

A summary of property, plant and equipment and land and mining rights is as follows:

	September 30, 2011	December 31, 2010

Leasehold improvement	$3,302,210	$3,200,385
Production equipment	6,655,975	6,426,255
Furniture and fixtures	436,900	320,513
Automobiles	311,556	238,057
Land use rights	2,263,438	2,193,644
Mining rights	8,922,240	8,647,120

	21,892,319	21,025,974
Less: Accumulated depreciation	7,031,739	5,862,075

	$14,860,580	$15,163,899

Depreciation and amortization expense was $339,726 and $311,221 for the three months ended September 30, 2011 and 2010, respectively, and $968,021 and $875,678 for the nine months ended September 30, 2011 and 2010, respectively.  A breakdown of depreciation and amortization expenses is summarized as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Depreciation of plant, equipment and improvements	$176,866	$173,741	$520,196	$519,576
Amortization of land use rights	12,448	11,790	36,856	35,176
Amortization of mining rights	150,412	125,690	410,969	320,926

	$339,726	$311,221	$968,021	$875,678

At September 30, 2011 and December 31, 2010, the Company holds mining rights to two limestone mines and two bauxite mines from which they are allowed to produce:

•	300,000 tons of limestone, from which the calcium needed for production of its products is derived
•	350,000 tons of bauxite, from which the aluminum for production of its products is derived.

During the three months and nine months ended September 30, 2011 and 2010, the Company had production from its limestone and bauxite mines as follows (in tons):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Limestone	27,461	22,181	76,428	61,221
Bauxite	66,389	56,136	183,788	147,592

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(8)	Income Taxes

The Company has not recorded a provision for U.S. federal income tax for the three months and nine months ended September 30, 2011 and 2010 because substantially all of the Company’s operations are conducted in the PRC.

On March 16, 2007, the National People’s Congress of China approved the new Corporate Income Tax Law of the PRC (New CIT Law), which is effective from January 1, 2008. Under the New CIT Law, the statutory corporate income tax rate applicable to most companies, including the Company is 25%. In accordance with the New CIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of September 30, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of September 30, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. However, the Company has analyzed the applicability of this law, as of and for the years ended December 31, 2010 and 2009, and the Company has accrued and paid PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

The New CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations.

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

The Company conducts substantially all of its business in PRC and it is subject to PRC income taxes at a 25% standard tax rate in 2011 and 2010.  Following is a reconciliation of the Company’s income tax provision of $1,696,209 and $1,448,486 for the three months ended September 30, 2011 and 2010, respectively, and $4,865,974 and $3,535,196 for the nine months ended September 30, 2011 and 2010, respectively,  to the expected US statutory rate of 34%:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Computed tax at the U.S. federal statutory rate of 34%	$2,302,490	$1,967,398	$6,522,268	$4,804,996

Tax rate difference between the US and PRC on foreign earnings	(609,483)	(520,782)	(1,726,483)	(1,271,911)
Change in valuation allowance	26,221	-	116,416	-
Other	(23,019)	1,870	(46,227)	2,111

	$1,696,209	$1,448,486	$4,865,974	$3,535,196

At September 30, 2011 and December 31, 2010, differences between the basis of assets and liabilities reported in the accompanying financial statements and those recognized for tax reporting purposes in the PRC, and the related deferred taxes were as follows:

	As of	As of
	September 30,	December 31,
	2011	2010
Deferred tax assets:
Net operating losses	$1,035,134	$918,718
Liability for social insurance premiums and provident housing funds	75,000	75,000
Total deferred tax assets	1,110,134	993,718

Deferred tax liabilities:
Difference between book and tax amortization on mining rights	(359,236)	(280,078)
Total deferred tax liabilities	(359,236)	(280,078)
Net deferred tax assets before valuation allowance	750,898	713,640
Valuation allowance	(1,035,134)	(918,718)
Net deferred tax liabilities	$(284,236)	$(205,078)

The Company accounts for uncertainty in income taxes in accordance with applicable accounting standards, which prescribe a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These accounting standards also provide guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Based on the Company’s evaluation, the Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements.

Shareholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
(9)	Shareholders’ Equity

General Reserve Fund

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A WOFE is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.  A non- wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. As a result, $496,396 has been appropriated to the accumulated statutory reserves (included in the retained earnings) by the Company as of September 30, 2011 and December 31, 2010 and the balance represents a fully funded General Reserve Fund:

Following is an analysis of the general fund by subsidiary at September 30, 2011 and December 31, 2010:

	Registered	General
	Capital	Reserve Fund

Jiangmen Huiyuan	$-	$-
Jiangmen Wealth Water	61,981	38,801
Guizhou Yufeng	61,981	39,211
Shangxi Wealth	619,806	418,384

	$743,768	$496,396

Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(10)	Related Party Balances and Transactions

During the nine months ended September 30, 2011, the Company declared and paid a dividend in the amount of $290,829 to Mr. Ming Zhou Tan (“Mr. Tan”) to acquire his remaining 38% equity interest in Shanxi Wealth.  During the nine months ended September 30, 2011, Mr. Tan loaned $770 to the Company.  As of September 30, 2011 and December 31, 2010, amount due to shareholders totaled $14,841 and $14,070, respectively.

During the year ended December 31, 2010, the Company entered into an office lease agreement for its corporate offices in office space owned by Mr. Tan. The lease is for a term of 5 years and provides for monthly lease payments of $11,833. For the three months and nine months ended September 30, 2011, the Company incurred approximately $36,000 and $107,000, respectively, lease expense related to this office lease in its consolidated financial statements.

During the years ended December 31, 2010, the Company loaned a total amount of $115,163 and, on a non-interest bearing basis, to an affiliated company, which is owned by the Company’s shareholders, Mr. Tan and Ms. Hong Yu Du (“Ms Du”), the wife of Mr. Tan.   In addition, during the year ended December 31, 2010, through a restructuring process, Jiangmen Wealth paid $74,705 and $463,160 on behalf of Mr. Tan and Ms. Du to acquire 100% equity interest of Guizhou Yufeng and 62% equity interest of Shainxi Wealth, respectively. Upon completion of this restructuring, the remaining 38% of Shainxi Wealth was owned by Mr. Tan who assigned all the ownership rights including voting rights to Jiangmen Wealth.  Mr. Tan and Ms. Du collectively owned 100% of Jiangmen Wealth and its subsidiaries after this restructuring.

Segement Information	9 Months Ended
Sep. 30, 2011
Segment Reporting, Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
(11)	Segment Information

The Company follows FASB ASC 280-Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company has three operating segments identified by manufacturing facility and each segment is operated in a separate subsidiary. The Company primarily evaluates performance based on income before income taxes and excluding non-recurring items. The operations and product produced by the Company’s various segments are as follows:

·
Jiangmen Wealth Water produces water purification agents for specific industrial uses such as the  treatment of waste water from paper mills, decolorization agent to treat waste water that contains active dyes, acid dyes and direct dyes produced in the textile and printing industry, and other industry specific water purification applications. The Company uses HAC powder produced by the Guizhou Yefeng segment in the production of its water purification agents.

·
Guizhou Yefeng produces HAC powder from calcium and aluminum derived from its limestone and bauxite mines. The HAC powder is used by Jiangmen Wealth Water in the production of its water purification agents and is also sold to outside customers for waste water treatment.

·	Shanxi Wealth produces HAC powder from calcium and aluminum derived from its limestone and bauxite mines. The HAC powder is sold to outside customers for waste water treatment.

·	Other represents the cost of corporate activities and eliminations

The segment data presented below was prepared on the same basis as the Company’s consolidated financial statements:

For the three months ended September 30, 2011

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$10,581,290	$3,731,506	$7,016,284	$-	$(1,994,027)	$19,335,053
Cost of revenue	6,223,213	2,060,388	4,470,020	-	(1,994,027)	10,759,594

Gross profit	4,358,077	1,671,118	2,546,264	-	-	8,575,459

Selling and marketing	306,085	73,388	189,100	-	-	568,573
General and administrative	536,415	157,407	282,547	208,578	-	1,184,947
Research and development	140,543	8,648	-	-	-	149,191

Income from operations	$3,375,034	$1,431,675	$2,074,617	$(208,578)	$-	$6,672,748

For the three months ended September 30, 2010

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$8,120,167	$2,723,177	$5,292,859	$-	$(1,557,966)	$14,578,237
Cost of revenue	4,530,441	1,483,765	2,984,958	-	(1,557,966)	7,441,198

Gross profit	3,589,726	1,239,412	2,307,901	-	-	7,137,039

Selling and marketing	222,612	56,319	195,909	-	-	474,840
General and administrative	336,745	117,683	221,390	84,187	-	760,005
Research and development	-	-	-	-	-	-

Income from operations	$3,030,369	$1,065,410	$1,890,602	$(84,187)	$-	$5,902,194

For the nine months ended September 30, 2011

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$28,619,169	$10,397,210	$19,753,559	$-	$(6,008,320)	$52,761,618
Cost of revenue	16,910,098	5,562,590	11,900,371	-	(6,008,320)	28,364,739

Gross profit	11,709,071	4,834,620	7,853,188	-	-	24,396,879

Selling and marketing	810,449	220,254	559,897	-	-	1,590,600
General and administrative	1,376,876	457,638	826,099	686,671	-	3,347,284
Research and development	416,126	22,810	-	-	-	438,936

Income from operations	$9,105,620	$4,133,918	$6,467,192	$(686,671)	$-	$19,020,059

For the nine months ended September 30, 2010

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$19,728,160	$6,735,737	$13,343,536	$-	$(3,782,520)	$36,024,913
Cost of revenue	11,108,324	3,735,077	7,487,801	-	(3,782,520)	18,548,682

Gross profit	8,619,836	3,000,660	5,855,735	-	-	17,476,231

Selling and marketing	557,062	149,477	426,943	-	-	1,133,482
General and administrative	911,623	327,077	653,866	227,906	-	2,120,472
Research and development	-	-	-	-	-	-

Income from operations	$7,151,151	$2,524,106	$4,774,926	$(227,906)	$-	$14,222,277

As of September 30, 2011

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Current assets	$23,466,262	$9,757,505	$16,101,200	$6,191,790	$-	$55,516,757
Property, plant and equipment,
land use and
mining rights	2,755,902	4,992,163	7,112,515	-	-	14,860,580

Total assets	$26,222,164	$14,749,668	$23,213,715	$6,191,790	$-	$70,377,337